Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2024	$91	$7,769	$25,248	$458	$214	$33,780
Additions	1	1	11	—	251	264
Acquisition of joint venture interest	—	5	60	—	3	68
Transfers from construction in progress	—	22	86	3	(111)	—
Disposals	—	(5)	(576)	(2)	—	(583)
Effect of exchange rate changes	1	8	44	—	1	54
As of June 30, 2025	$93	$7,800	$24,873	$459	$358	$33,583
Net book value as of June 30, 2025	$61	$2,647	$4,423	$26	$348	$7,505

Accumulated Depreciation and Impairment
As of December 31, 2024	$31	$5,038	$20,510	$427	$12	$26,018
Additions	1	115	478	8	—	602
Transfers from construction in progress	—	1	1	—	(2)	—
Disposals	—	(5)	(572)	(2)	—	(579)
Effect of exchange rate changes	—	4	33	—	—	37
As of June 30, 2025	$32	$5,153	$20,450	$433	$10	$26,078